Investment in Limited Liability Company (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Investment in Limited Liability Company [Line Items]
Investments in LLC	$ 0	$ 0
Wycliffe Trinity LLC [Member]
Investment in Limited Liability Company [Line Items]
Percentage of ownership percentage	49.00%